UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  May 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2018

Investment Advisor

Gerstein Fisher
565 Fifth Avenue, 27th Floor
New York, New York  10017

Phone: 800-473-1155
www.GersteinFisherFunds.com

Gerstein Fisher is a division of People’s United Advisors, Inc.

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	15

STATEMENTS OF ASSETS AND LIABILITIES	44

STATEMENTS OF OPERATIONS	46

STATEMENTS OF CHANGES IN NET ASSETS	48

FINANCIAL HIGHLIGHTS	52

NOTES TO FINANCIAL STATEMENTS	58

NOTICE OF PRIVACY POLICY & PRACTICES	74

ADDITIONAL INFORMATION	75

Dear Fellow Shareholders,

With the summer of 2018 now fast upon us, and with the world and markets as eventful as ever, it is as always our privilege to recognize the trust in Gerstein Fisher you have shown. It is a responsibility we take seriously and we look forward to continuing to earn this trust in the years to come.

Gerstein Fisher is focused on building and managing well-diversified, research-driven portfolios with the goal of offering investors consistent and efficient access to the performance of different markets and asset classes. With the future always an uncertain thing, we believe there is great value in a disciplined, thoughtfully structured investment approach such as ours that is grounded in fact and data and applied systematically.

We pride ourselves on our commitment to offering a quantitative alternative to managing investments through our Multi-Factor® strategies, and in always pushing our strategies and research forward in the best interest of our investors.

Sincerely,

Gregg S. Fisher, CFA
Founder, Portfolio Manager and Head of Research

Review of Fund Performance

Gerstein Fisher Multi-Factor® Growth Equity Fund (GFMGX)

The six months ended May 31, 2018 were positive for U.S. equities and for U.S. large-cap growth equities. The Gerstein Fisher Multi-Factor® Growth Equity Fund (the “Fund”) returned 8.85% for this period, compared to the Russell 1000® Growth Total Return Index, which returned 7.06% for the same six months.

As a result of the Fund’s diversified investment approach, with approximately 240 holdings and no individual holding constituting more than 5% of the total portfolio, performance was determined principally by broad trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Fund’s performance relative to the Russell 1000® Growth Index was due largely to targeted exposures to certain strategic risk factors that are components of our Multi-Factor® strategy. Performance attribution during the six month period ended May 31, 2018 reveals that the Fund’s tilt to stocks with smaller-capitalization, higher price momentum (calculated over a 2-12 month trailing period), and profitability contributed positively to returns.

Since its inception in December 2009, the Fund has performed in line with our expectations. It is designed to be an all-cap U.S. growth equity portfolio with additional exposures to targeted, systematic risk factors that include profitability, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures. Because our process is based on a scientifically grounded approach, we believe that over time the Gerstein Fisher Multi-Factor® Growth Equity Fund should continue to be well positioned to deliver a positive investment experience in the U.S. growth equity space, as well as to provide exposure to often overlooked factors within the domestic growth universe.

Gerstein Fisher Multi-Factor® International Growth Equity Fund (GFIGX)

Developed-market equities were modestly positive in the six months ended May 31, 2018. The Gerstein Fisher Multi-Factor® International Growth Equity Fund (the “Fund”) returned 1.52% for this period, compared to the MSCI EAFE Growth Index, which returned 1.93% during the same six months.

The Fund maintains a diversified exposure to approximately 250 securities and approximately 25 countries, and no individual holding constitutes more than 5% of the total portfolio. Additionally, any single country’s exposure within the portfolio is limited to a maximum of approximately 15% of the Fund, providing a high degree of country-level diversification.  The Fund’s performance relative to the MSCI EAFE Growth Index was due largely to targeted exposures to certain strategic risk factors that are components of our Multi-Factor® strategy. Performance attribution during the six month period ended May 31, 2018 reveals that the Fund’s tilt to stocks with higher price momentum characteristics and those with smaller market capitalizations contributed positively to returns when compared to the benchmark. The Fund’s exposure to stocks with higher earnings yield was a modest negative on returns.

Since its inception in January 2012, the Fund has performed in line with our expectations. It is designed to be a large-cap, developed-market growth equity portfolio with additional exposures to targeted, systematic risk factors that include profitability, value, and momentum, while seeking to avoid non-systematic risks such as industry or company overexposures.

Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® International Growth Equity Fund should be well positioned to deliver a positive investment experience in the international-developed growth equity space, as well as provide exposure to often overlooked factors within the international growth equity universe.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (GFMRX)

Global real estate was essentially flat in terms of total returns in the six months ended May 31, 2018. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund (the “Fund”) returned 0.66% for that period, while the FTSE EPRA/NAREIT Developed Index Net Total Return was up 0.22% for the same six months.

The Fund maintains a diversified exposure to approximately 290 securities and approximately 25 countries, and no individual holding constitutes more than 5% of the total portfolio. The real estate exposure in the Fund is global in nature, with approximately 50% exposure to non-U.S. real estate securities.  The Fund’s outperformance relative to the FTSE EPRA/NAREIT Developed Index Net Total Return was due in large part to higher exposure to certain risk factors targeted by our Multi-Factor® strategy. Performance attribution during the six month period ended May 31, 2018 reveals that the Fund’s tilt to real estate securities with high price momentum and smaller capitalization contributed positively to returns.

Since its inception in April 2013, the Fund has performed in line with our expectations. It is designed to be a global real estate portfolio with additional exposures to targeted, systematic risk factors that include size, value, and avoiding securities with a high degree of leverage, while seeking to avoid non-systematic risks such as company or single-security overexposures. Because our process is based on a scientifically grounded approach, we believe that the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund should be well positioned to deliver a positive investment experience in the global real estate space, as well as to provide exposure to often overlooked factors within that investable universe.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.

This strategy and mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks as well as differences in accounting methods.  These risks are greater for emerging markets.  Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Growth stocks typically are relatively more expensive than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  Options on securities may be subject to greater fluctuations in value than an investment in the underlying securities.  The investment in options is not suitable for all investors.  The risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. The Funds may engage in short sales of securities, which involves the risk that losses may exceed the original amount invested.  A real estate investment trust’s (“REIT’s”) share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.  Unlike mutual funds, exchange-traded funds (“ETFs”) do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end investment companies.

Diversification does not assure a profit or protect against a loss in a declining market.

Index Definitions:

Russell 1000® Growth Total Return Index: The Russell 1000® Growth Total Return Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Growth Total Return Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

MSCI EAFE Growth Index: The MSCI EAFE Growth Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada, focusing on companies with higher price-to-book ratios and higher forecasted growth values.  The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

FTSE EPRA/NAREIT Developed Index Net Total Return: The Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.

An investment cannot be made directly in an index.

Must be preceded or accompanied by a prospectus.

Gerstein Fisher Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/17–5/31/18).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of a Fund within sixty days of purchase.  Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Gerstein Fisher Funds
Expense Examples (Continued)
(Unaudited)

Gerstein Fisher Multi-Factor® Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2017 -
	December 1, 2017	May 31, 2018	May 31, 2018*
Actual**	$1,000.00	$1,088.50	$5.21
Hypothetical (5% return
before expenses)***	$1,000.00	$1,019.95	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding interest expense, the Fund’s annualized expense ratio would be 0.99%.

**	Excluding interest expense, your actual cost of investing in the Fund would be $5.15.
***	Excluding interest expense, your hypothetical cost of investing in the Fund would be $4.99.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2017 -
	December 1, 2017	May 31, 2018	May 31, 2018*
Actual**	$1,000.00	$1,015.20	$5.58
Hypothetical (5% return
before expenses)***	$1,000.00	$1,019.40	$5.59

*
Expenses are equal to the Fund’s annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).  Excluding interest expense, the Fund’s annualized expense ratio would be 1.10%.

**	Excluding interest expense, your actual cost of investing in the Fund would be $5.53.
***	Excluding interest expense, your hypothetical cost of investing in the Fund would be $5.54.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 1, 2017 -
	December 1, 2017	May 31, 2018	May 31, 2018*
Actual	$1,000.00	$1,006.60	$4.70
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.24	$4.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of domestic companies of any size. Equity securities may also include preferred stocks, ETFs that invest in equities, individual stock options and options on indices.  At any one time, the combined value of options may be up to 5% of the Fund’s net assets.  The Fund may invest up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.  Additionally, the Fund may sell shares of securities short for hedging purposes.

Allocation of Portfolio Holdings as of May 31, 2018
(% of Investments)*

*	Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2018

	Gerstein Fisher	Russell 1000®
	Multi-Factor®	Growth Total
	Growth Equity	Return Index
One Year	20.91%	21.02%
Three Year	11.41%	13.93%
Five Year	14.19%	15.69%
Since Inception (1/15/10)(1)	14.22%	15.00%

(1)	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Continued

Gerstein Fisher Multi-Factor® Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Russell 1000® Growth Total Return Index measures the performance of the broad growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The Russell 1000® Growth Total Return Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market.  The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

One cannot invest directly in an index.

Growth of $10,000 Investment

*	While the Fund commenced operations on December 31, 2009, the Fund began investing consistent with its investment objective on January 15, 2010.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities.  The Fund seeks to invest primarily in common stocks of international companies of any size, including foreign securities and securities of U.S. companies.  The Fund may invest in foreign securities, which may include securities of companies in emerging markets or less developed countries.  Equity securities include common stocks, preferred stocks, ETFs that invest in equities, individual stock options and options on stock indices.

Allocation of Portfolio Holdings as of May 31, 2018
(% of Investments)

*	Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2018

	Gerstein Fisher
	Multi-Factor®
	International	MSCI EAFE
	Growth Equity	Growth Index
One Year	13.18%	9.99%
Three Year	5.84%	5.91%
Five Year	8.39%	6.99%
Since Inception (1/27/12)	9.98%	8.55%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Continued

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Investment Highlights (Continued)
(Unaudited)

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI EAFE Growth Index consists of the growth portion (growth being a measure of price relative to book/value/cash flow) of the MSCI EAFE Index.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights
(Unaudited)

Under normal market conditions, at least 80% of the Fund’s net assets will be invested in income-producing common stocks and other real estate securities, including REITs.  The Fund may invest in equity securities (such as common, convertible and preferred stock) of real estate-related companies of any market capitalization.  Equity securities may also include ETFs that invest in real estate-related equities, individual stock options and options on indices.

Allocation of Portfolio Holdings as of May 31, 2018
(% of Investments)

*	Excludes securities lending collateral.

Average Annual Total Returns as of May 31, 2018

	Gerstein Fisher	FTSE EPRA/
	Multi-Factor®	NAREIT
	Global Real	Developed Index
	Estate Securities	Net Total Return
One Year	4.82%	4.93%
Three Year	5.48%	3.79%
Five Year	6.81%	5.08%
Since Inception (4/30/13)	5.00%	3.33%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

Continued

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Investment Highlights (Continued)
(Unaudited)

Performance data current to the most recent month-end may be obtained by calling 800-473-1155. The Fund imposes a 1.00% redemption fee of the net amount of the redemption on shares held for 60 days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

FTSE EPRA/NAREIT Developed Index Net Total Return is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.  By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and ETFs.  The index reflects the reinvestment of dividends and the application of the relevant withholding tax rates.  One cannot invest directly in an index.

Growth of $10,000 Investment

*	Inception Date

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.91%
Accommodation – 0.83%
Marriott International, Inc.	8,899	$1,204,569
Penn National Gaming, Inc. (a)	27,323	931,168
Wyndham Worldwide Corp.	2,287	248,002
		2,383,739

Administrative and Support Services – 3.48%
AECOM (a)	700	23,100
Booking Holdings, Inc. (a)	1,077	2,271,307
Broadridge Financial Solutions, Inc.	987	113,949
MasterCard, Inc.	38,857	7,387,493
PayPal Holdings, Inc. (a)	3,190	261,803
		10,057,652

Air Transportation – 1.91%
American Airlines Group, Inc.	293	12,757
Delta Air Lines, Inc.	2,008	108,532
Southwest Airlines Co.	90,083	4,601,440
United Continental Holdings, Inc. (a)	11,495	799,937
		5,522,666

Ambulatory Health Care Services – 2.43%
Amedisys, Inc. (a)	60,350	4,607,723
Chemed Corp.	7,375	2,404,250
		7,011,973

Amusement, Gambling, and Recreation Industries – 0.01%
Global Payments, Inc.	302	33,570

Apparel Manufacturing – 1.01%
Michael Kors Holdings Ltd. (a)(b)	25,676	1,473,546
VF Corp.	17,664	1,433,610
		2,907,156

Beverage and Tobacco Product Manufacturing – 1.74%
Altria Group, Inc.	7,548	420,726
Coca-Cola Co.	8,071	347,053
Coca-Cola European Partners PLC (b)	8,088	307,101
MGP Ingredients, Inc.	4,771	422,472
National Beverage Corp.	427	40,258
PepsiCo, Inc.	22,578	2,263,444
Philip Morris International, Inc.	15,553	1,237,086
		5,038,140

Broadcasting (except Internet) – 0.79%
CBS Corp.	3,848	193,824
Comcast Corp.	12,847	400,569
Discovery Communications, Inc. – Class A (a)	23,775	501,415

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Broadcasting (except Internet) – 0.79% (Continued)
Discovery Communications, Inc. – Class C (a)	14,742	$291,449
Liberty Latin America Ltd. (a)(b)	72	1,547
Walt Disney Co.	9,007	895,926
		2,284,730

Building Material and Garden Equipment and Supplies Dealers – 3.12%
Home Depot, Inc.	42,020	7,838,831
Lowe’s Cos, Inc.	12,472	1,184,965
		9,023,796

Chemical Manufacturing – 8.29%
Abbott Laboratories	11,753	723,162
AbbVie, Inc.	34,524	3,415,805
Allergan PLC (b)	80	12,064
Celgene Corp. (a)	10,506	826,612
Chemours Co.	34,487	1,689,518
Corcept Therapeutics, Inc. (a)	91,003	1,683,555
DowDuPont, Inc.	742	47,570
Gilead Sciences, Inc.	34,148	2,301,575
Innophos Holdings, Inc.	493	23,432
Johnson & Johnson	20,281	2,426,013
Kimberly-Clark Corp.	209	21,078
Kronos Worldwide, Inc.	27,126	671,097
LyondellBasell Industries NV (b)	15,131	1,696,488
Medifast, Inc.	1,851	271,153
OMNOVA Solutions, Inc. (a)	2,846	29,029
Supernus Pharmaceuticals, Inc. (a)	549	30,936
Trex Co, Inc. (a)	2,776	327,096
Trinseo SA (b)	92,329	6,675,387
Vertex Pharmaceuticals, Inc. (a)	6,985	1,075,690
		23,947,260

Clothing and Clothing Accessories Stores – 1.38%
Children’s Place, Inc.	12,698	1,634,868
Ross Stores, Inc.	7,942	626,465
TJX Companies, Inc.	19,072	1,722,583
		3,983,916

Computer and Electronic Product Manufacturing – 14.46%
Alphabet, Inc. (a)	5,507	5,975,040
Apple, Inc.	75,665	14,139,518
Ciena Corp. (a)	971	22,381
Cirrus Logic, Inc. (a)	243	9,108
Cutera, Inc. (a)	18,702	785,484
Dell Technologies, Inc. Class V (a)	2,630	212,136
Harris Corp.	6,496	977,453
Intel Corp.	104,235	5,753,772

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Computer and Electronic Product Manufacturing – 14.46% (Continued)
KEMET Corp. (a)	3,322	$66,374
Lam Research Corp.	13,898	2,754,306
MaxLinear, Inc. (a)	1,478	27,121
Medtronic PLC (b)	4,124	355,984
Micron Technology, Inc. (a)	69,085	3,978,605
National Instruments Corp.	7,130	296,751
NetApp, Inc.	3,369	230,170
NVIDIA Corp.	3,951	996,403
ON Semiconductor Corp. (a)	65,000	1,633,450
QUALCOMM, Inc.	14,594	848,203
Roper Technologies, Inc.	213	58,743
Rubicon Technology, Inc. (a)	610	4,630
Skyworks Solutions, Inc.	2,084	205,503
Square, Inc. (a)	26,862	1,564,711
Teradyne, Inc.	3,526	133,671
TTM Technologies, Inc. (a)	3,040	54,811
Western Digital Corp.	8,319	694,720
		41,779,048

Construction of Buildings – 0.84%
Dycom Industries, Inc. (a)	3,358	312,831
KB Home	1,575	41,486
LGI Homes, Inc. (a)	765	46,596
MDC Holdings, Inc.	29,602	934,831
NVR, Inc. (a)	58	173,451
TRI Pointe Group, Inc. (a)	53,694	926,759
		2,435,954

Credit Intermediation and Related Activities – 1.25%
Altisource Portfolio Solutions SA (a)(b)(c)	29,436	864,830
Ameriprise Financial, Inc.	9,150	1,268,464
LendingTree, Inc. (a)	155	40,130
Regional Management Corp. (a)	5,035	179,699
Wells Fargo & Co.	14,808	799,484
Western Union Co.	1,254	24,942
World Acceptance Corp. (a)(c)	4,012	432,694
		3,610,243

Data Processing, Hosting and Related Services – 1.86%
Limelight Networks, Inc. (a)	96,218	471,468
Visa, Inc.	37,492	4,900,954
		5,372,422

Educational Services – 0.49%
ITT Educational Services, Inc. (a)	3,750	4
Strayer Education, Inc.	13,029	1,424,069
		1,424,073

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Electrical Equipment, Appliance, and Component Manufacturing – 0.02%
AO Smith Corp.	914	$57,646

Electronics and Appliance Stores – 0.14%
Aaron’s, Inc.	9,884	393,186

Food and Beverage Stores – 0.03%
GrubHub, Inc. (a)	683	73,224

Food Manufacturing – 0.21%
Bunge Ltd. (b)	6,298	438,026
Farmer Brothers Co. (a)	4,694	137,065
Ingredion, Inc.	323	35,979
		611,070

Food Services and Drinking Places – 0.74%
Cracker Barrel Old Country Store, Inc. (c)	3,709	581,237
Darden Restaurants, Inc.	16,380	1,431,776
McDonald’s Corp.	801	128,168
		2,141,181

Furniture and Related Product Manufacturing – 0.22%
Herman Miller, Inc.	7,630	249,882
Kimball International, Inc.	15,659	254,459
Pier 1 Imports, Inc. (a)	43,417	103,332
Sleep Number Corp. (a)	1,476	41,284
		648,957

General Merchandise Stores – 4.08%
Big Lots, Inc.	16,584	678,451
Burlington Stores, Inc. (a)	50,547	7,392,499
Dollar General Corp.	26,783	2,342,977
Wal-Mart, Inc.	16,460	1,358,608
		11,772,535

Health and Personal Care Stores – 0.69%
Express Scripts Holding Co. (a)	10,163	770,457
McKesson Corp.	3,198	453,924
Walgreens Boots Alliance, Inc.	12,437	775,945
		2,000,326

Heavy and Civil Engineering Construction – 0.04%
Orion Group Holdings, Inc. (a)	15,504	120,311

Insurance Carriers and Related Activities – 4.59%
Aetna, Inc.	1,285	226,327
Anthem, Inc.	29,812	6,600,973

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Insurance Carriers and Related Activities – 4.59% (Continued)
Cigna Corp.	5,320	$901,048
Hanover Insurance Group, Inc.	1,761	213,504
Humana, Inc.	4,200	1,222,116
Lincoln National Corp.	23,256	1,541,640
Prudential Financial, Inc.	11,060	1,071,050
Travelers Companies, Inc.	72	9,254
Universal Insurance Holdings, Inc.	39,649	1,413,487
Validus Holdings Ltd. (b)	927	62,814
		13,262,213

Leather and Allied Product Manufacturing – 0.09%
Skechers USA, Inc. (a)	8,975	260,813
Tapestry, Inc.	208	9,094
		269,907

Machinery Manufacturing – 1.03%
Applied Materials, Inc.	31,247	1,586,723
Caterpillar, Inc.	1,008	153,125
Cummins, Inc.	4,156	591,773
Deere & Co.	261	39,022
Ingersoll-Rand PLC (b)	1,641	143,653
Solaris Oilfield Infrastructure, Inc. (a)	29,164	450,292
		2,964,588

Management of Companies and Enterprises – 0.01%
EchoStar Corp. (a)	470	22,109

Merchant Wholesalers, Durable Goods – 3.25%
3M Co.	6,653	1,312,171
American Axle & Manufacturing Holdings, Inc. (a)	1,942	30,722
Arrow Electronics, Inc. (a)	17,635	1,307,106
Builders FirstSource, Inc. (a)	5,697	111,547
General Cable Corp.	7,527	223,176
Honeywell International, Inc.	491	72,624
Huntington Ingalls Industries, Inc.	28,438	6,286,789
KLA-Tencor Corp.	391	44,273
		9,388,408

Merchant Wholesalers, Nondurable Goods – 3.76%
Central Garden & Pet Co. (a)	157,350	5,980,874
Herbalife Ltd. (a)(b)	82,792	4,203,350
Nu Skin Enterprises, Inc.	7,389	605,085
Univar, Inc. (a)	2,178	59,394
US Foods Holding Corp. (a)	430	15,342
		10,864,045

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Mining (except Oil and Gas) – 0.05%
Martin Marietta Materials, Inc.	651	$145,088

Miscellaneous Manufacturing – 3.18%
ABIOMED, Inc. (a)	12,426	4,736,046
Align Technology, Inc. (a)	199	66,058
Becton Dickinson & Co.	940	208,294
Brady Corp.	6,646	259,194
Estee Lauder Companies, Inc.	6,300	941,472
Intuitive Surgical, Inc. (a)	1,980	910,147
Stryker Corp.	4,800	835,296
Zimmer Biomet Holdings, Inc.	10,894	1,214,790
		9,171,297

Motion Picture and Sound Recording Industries – 1.32%
NetFlix, Inc. (a)	9,360	3,290,976
Time Warner, Inc.	5,646	531,627
		3,822,603

Motor Vehicle and Parts Dealers – 0.05%
Lithia Motors, Inc.	1,530	149,558

Nonmetallic Mineral Product Manufacturing – 0.58%
GMS, Inc. (a)	56,275	1,685,436

Nonstore Retailers – 3.07%
Amazon.com, Inc. (a)	5,342	8,705,430
Nutrisystem, Inc.	371	13,838
Systemax, Inc.	4,232	139,741
		8,859,009

Oil and Gas Extraction – 0.31%
Evolution Petroleum Corp.	82,073	779,694
Parsley Energy, Inc. (a)	3,717	109,577
		889,271

Other Information Services – 3.77%
Brightcove, Inc. (a)	4,322	44,301
Chegg, Inc. (a)	71,560	2,001,533
Facebook, Inc. (a)	30,916	5,929,070
Travelzoo (a)	6,977	117,562
Yelp, Inc. (a)	65,243	2,795,663
		10,888,129

Paper Manufacturing – 0.14%
International Paper Co.	5,915	316,453
Veritiv Corp. (a)	113	3,757

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Paper Manufacturing – 0.14% (Continued)
Verso Corp. (a)	4,165	$84,258
		404,468

Performing Arts, Spectator Sports, and Related Industries – 3.55%
Activision Blizzard, Inc.	25,994	1,843,235
Boyd Gaming Corp.	2,079	78,482
Electronic Arts, Inc. (a)	63,624	8,329,018
		10,250,735

Personal and Laundry Services – 0.07%
Weight Watchers International, Inc. (a)	2,691	202,686

Plastics and Rubber Products Manufacturing – 0.00%
Goodyear Tire & Rubber Co.	369	9,015

Primary Metal Manufacturing – 0.13%
Global Brass & Copper Holdings, Inc.	1,779	55,861
Olympic Steel, Inc.	13,289	307,374
		363,235

Printing and Related Support Activities – 0.03%
Deluxe Corp.	768	51,103
Multi-Color Corp.	392	27,205
		78,308

Professional, Scientific, and Technical Services – 7.00%
Accenture PLC (b)	2,481	386,391
Amgen, Inc.	3,682	661,361
CACI International, Inc. (a)	4,293	715,428
Cognizant Technology Solutions Corp.	2,040	153,714
eBay, Inc. (a)	25,931	978,117
Ebix, Inc.	38,604	2,879,858
Groupon, Inc. (a)	315,965	1,519,792
Hackett Group, Inc.	33,659	541,910
Hamilton Lane, Inc.	13,435	628,221
Insperity, Inc.	29,758	2,737,736
Itron, Inc. (a)	363	20,727
LivePerson, Inc. (a)	23,373	452,267
Quotient Technology, Inc. (a)	39,778	533,025
SYNNEX Corp.	1,130	120,707
Trade Desk, Inc. (a)	224	19,159
VMware, Inc. (a)	57,208	7,864,956
		20,213,369

Publishing Industries (except Internet) – 6.98%
Citrix Systems, Inc. (a)	1,323	139,735
DXC Technology Co.	16,850	1,552,054

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Publishing Industries (except Internet) – 6.98% (Continued)
EPAM Systems, Inc. (a)	1,225	$150,896
ePlus, Inc. (a)	26,824	2,439,643
InterActiveCorp (a)	22,322	3,463,035
LogMeIn, Inc.	227	24,493
Microsoft Corp.	104,806	10,359,025
Mitek Systems, Inc. (a)	22,955	198,561
News Corp.	10,508	157,935
Oracle Corp.	32,509	1,518,820
Twenty-First Century Fox, Inc.	3,908	149,168
		20,153,365

Rental and Leasing Services – 0.63%
Aircastle Ltd. (b)	22,939	489,977
CAI International, Inc. (a)	1,468	35,247
Triton International Ltd. (b)	12,826	446,473
United Rentals, Inc. (a)	5,362	855,614
		1,827,311

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 1.16%
BlackRock, Inc.	143	76,395
Legg Mason, Inc.	17,747	661,431
S&P Global, Inc.	6,451	1,274,072
Yum China Holdings, Inc.	33,790	1,327,947
		3,339,845

Social Assistance – 0.21%
Care.com, Inc. (a)	28,707	595,383

Specialty Trade Contractors – 0.54%
Comfort Systems USA, Inc.	763	35,747
Quanta Services, Inc. (a)	42,644	1,535,610
		1,571,357
Sporting Goods, Hobby, Musical Instrument, and Book Stores – 0.00%
Michaels Companies, Inc. (a)	416	7,638

Support Activities for Transportation – 0.07%
Expeditors International of Washington, Inc.	2,650	197,372

Telecommunications – 0.12%
ARC Group Worldwide, Inc. (a)	3,202	7,525
Argan, Inc.	706	27,322
Vonage Holdings Corp. (a)	27,701	317,176
		352,023

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Transportation Equipment Manufacturing – 4.14%
Boeing Co.	10,755	$3,787,481
BorgWarner, Inc.	354	17,268
Commercial Vehicle Group, Inc. (a)	8,111	64,320
Lawson Products, Inc. (a)	3,160	75,998
Lear Corp.	38,679	7,658,442
Marine Products Corp.	11,215	188,524
MCBC Holdings, Inc. (a)	2,059	60,720
Meritor, Inc. (a)	2,416	50,132
Spartan Motors, Inc.	3,035	47,043
		11,949,928
Truck Transportation – 0.01%
YRC Worldwide, Inc. (a)	1,440	15,437

Utilities – 0.01%
Ormat Technologies, Inc.	629	32,595
Total Common Stocks (Cost $156,016,194)		288,580,505

RIGHTS – 0.00%
Newstar Financial, Inc. CVR (a)(d)(e)	4,036	2,341
Total Rights (Cost $0)		2,341

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 0.51%
Money Market Fund – 0.51%
First American Government Obligations Fund – Class Y, 1.340% (f)	1,485,340	1,485,340
Total Investments Purchased with Proceeds
from Securities Lending (Cost 1,485,340)		1,485,340

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.00%
Money Market Fund – 0.00%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 1.612% (f)	982	$982
Total Short-Term Investments (Cost $982)		982
Total Investments (Cost $157,502,516) – 100.42%		290,069,168
Liabilities in Excess of Other Assets – (0.42)%		(1,222,441)
TOTAL NET ASSETS – 100.00%		$288,846,727

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $1,463,800.
(d)	Illiquid security. The total market value of this security was $2,341, representing 0.00% of net assets.
(e)	Fair valued security. Value determined using significant unobservable inputs.
(f)	Seven day yield as of May 31, 2018.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS – 98.65%

Australia – 8.67%
AGL Energy Ltd.	17,405	$290,106
Alumina Ltd.	11,746	23,672
Bank of Queensland Ltd.	9,743	74,384
BHP Billiton Ltd.	11,739	291,858
BlueScope Steel Ltd.	60,404	787,100
Caltex Australia Ltd.	9,679	214,656
CIMIC Group Ltd.	49,568	1,541,596
Cochlear Ltd.	11,870	1,756,830
CSL Ltd.	9,077	1,274,136
Fortescue Metals Group Ltd.	408,308	1,439,352
Insurance Australia Group Ltd.	200,000	1,224,629
Medibank Private Ltd.	336,795	744,256
Newcrest Mining Ltd.	34,673	543,593
Qantas Airways Ltd.	552,794	2,645,482
Ramsay Health Care Ltd.	2,782	128,799
Rio Tinto Ltd.	7,582	473,361
Sonic Healthcare Ltd.	6,174	109,706
South32 Ltd.	435,897	1,222,139
TPG Telecom Ltd.	160,359	674,162
Treasury Wine Estates Ltd.	399,089	4,985,637
Wesfarmers Ltd.	608	20,919
Woolworths Group Ltd.	390	8,376
		20,474,749
Austria – 0.05%
ANDRITZ AG	2,165	107,995

Belgium – 2.44%
Colruyt SA	44,261	2,348,219
Groupe Bruxelles Lambert SA	3,330	352,175
KBC Group NV	4,675	359,421
Telenet Group Holding NV (a)	10,664	538,508
UCB SA	7,562	594,427
Umicore SA	27,800	1,568,190
		5,760,940
Bermuda – 1.12%
Jardine Strategic Holdings Ltd.	43,265	1,546,255
Shangri-La Asia Ltd.	554,105	1,103,058
		2,649,313
Cayman Islands – 2.68%
ASM Pacific Technology Ltd.	214,947	2,804,054
CK Asset Holdings Ltd.	9,220	76,639

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
Cayman Islands – 2.68% (Continued)
WH Group Ltd. (b)	3,352,201	$3,434,411
		6,315,104

Denmark – 4.55%
Coloplast A/S	10,733	1,019,813
H Lundbeck A/S	18,000	1,269,457
Novo Nordisk A/S	119,073	5,659,356
Pandora A/S	25,210	1,987,593
Vestas Wind System A/S	2,212	144,935
William Demant Holding A/S (a)	18,000	655,385
		10,736,539

Finland – 1.25%
Elisa OYJ	4,616	206,804
Metso OYJ	757	26,198
Neste OYJ	27,642	2,258,895
Stora Enso OYJ	2,458	50,421
Wartsila OYJ Abp	19,092	404,043
		2,946,361

France – 11.15%
Aeroports de Paris	1,840	383,898
Alstom SA	34,283	1,621,860
Arkema SA	31,202	3,805,547
Atos SE (c)	33,825	4,591,967
Bouygues SA	26,148	1,207,416
Capgemini SE	8,786	1,158,706
Credit Agricole SA	156,912	2,157,734
Dassault Systemes SE	6,934	973,412
Eiffage SA	8,399	946,059
Essilor International Cie Generale d’Optique SA	1,617	221,287
Eurazeo SA	9,101	711,949
Imerys SA	886	75,519
Ipsen SA	1,500	238,033
Legrand SA	1,384	104,367
L’Oreal SA	1,861	448,199
LVMH Moet Hennessy Louis Vuitton SE	6,226	2,167,873
Pernod Ricard SA	2,332	391,222
Peugeot SA	115,263	2,695,457
Remy Cointreau SA	9,168	1,355,979
Societe BIC SA	5,722	556,547
Thales SA	3,776	480,221
Veolia Environnement SA	984	22,324
		26,315,576

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Germany – 10.65%
Adidas AG	8,604	$1,951,701
Bayer AG	36,636	4,372,621
Bayerische Motoren Werke AG – Preference Shares	377	33,028
Commerzbank AG (a)	43,588	445,284
Continental AG	4,446	1,125,907
Covestro AG (b)	31,769	2,894,225
Daimler AG	564	40,743
Deutsche Boerse AG	938	125,297
Deutsche Lufthansa AG	107,725	2,923,520
Deutsche Post AG	53,987	2,047,548
Fresenius Medical Care AG & Co. KGaA	1,091	108,935
Fresenius SE & Co. KGaA	5,808	445,964
GEA Group AG	1,632	59,991
HeidelbergCement AG	10,482	926,064
Henkel AG & Co. KGaA	5,764	649,917
HUGO BOSS AG	13,395	1,201,931
Infineon Technologies AG	105,569	2,901,434
Kabel Deutschland Holding AG	7,275	917,888
OSRAM Licht AG	23,352	1,377,472
Porsche Automobil Holding SE – Preference Shares	5,343	393,599
United Internet AG	1,250	79,622
Volkswagen AG – Preference Shares	634	119,077
		25,141,768

Hong Kong – 1.00%
AIA Group Ltd.	135,734	1,238,912
HKT Trust & HKT Ltd.	582,000	729,928
Techtronic Industries Co. Ltd.	65,575	390,099
		2,358,939

Ireland – 0.32%
CRH PLC	9,100	335,768
James Hardie Industries PLC	24,488	409,018
		744,786

Isle Of Man – 0.26%
Genting Singapore PLC	656,981	616,635

Israel – 0.62%
Bank Leumi Le-Israel BM	4,909	30,597
Mizrahi Tefahot Bank Ltd.	56,633	1,081,553
Nice Ltd. (a)	1,147	121,037
Taro Pharmaceutical Industries Ltd. (a)	2,000	237,940
		1,471,127

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Italy – 0.01%
Rizzoli Corriere Della Sera Mediagroup SpA (a)	14,241	$18,979
Saipem SpA (a)	131	556
		19,535

Japan – 13.87%
Asahi Glass Co. Ltd.	35,600	1,452,387
Astellas Pharma, Inc.	1,129	17,483
Bandai Namco Holdings, Inc.	10,000	424,470
Bridgestone Corp.	393	15,728
Brother Industries Ltd.	32,170	670,191
Calbee, Inc.	1,904	69,261
Fujitsu Ltd.	122,307	745,774
Hakuhodo DY Holdings, Inc.	7,400	111,995
Hitachi Construction Machinery Co Ltd.	10,994	402,784
Hitachi High-Technologies Corp.	12,086	548,605
ITOCHU Corp.	110,730	2,071,956
Kaneka Corp.	45,956	471,698
Keisei Electric Railway Co. Ltd.	2,104	71,197
Koito Manufacturing Co. Ltd.	1,931	141,449
Konami Holdings Corp.	25,343	1,187,210
Kose Corp.	10,858	2,350,522
Kuraray Co. Ltd.	15,000	228,959
MEIJI Holdings Co. Ltd.	13,828	1,174,319
MINEBEA MITSUMI, Inc.	1,554	29,326
Mitsubishi Tanabe Pharma Corp.	30,000	535,783
Mitsui Chemicals, Inc.	21,810	628,307
Nabtesco Corp.	577	18,734
Nagoya Railroad Co. Ltd.	707	18,143
Nexon Co. Ltd. (a)	1,342	22,140
NGK Spark Plug Co. Ltd.	1,795	48,937
NH Foods Ltd.	415	17,012
Nisshin Seifun Group, Inc.	59,513	1,253,206
Nissin Foods Holdings Co. Ltd.	1,237	91,834
Nitori Holdings Co. Ltd.	16,679	2,860,919
Omron Corp.	11,015	575,715
Otsuka Holdings Co. Ltd.	22,570	1,120,146
Panasonic Corp.	65,943	894,153
Pola Orbis Holdings, Inc.	52,193	2,573,495
Ryohin Keikaku Co Ltd.	68	23,042
Shionogi & Co. Ltd.	6,447	337,124
Shiseido Co. Ltd.	37,703	2,978,331
SoftBank Group Corp.	4,509	319,959
Stanley Electric Co. Ltd.	15,000	509,083
Start Today Co. Ltd.	17,391	601,456
Subaru Corp.	38	1,159

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Japan – 13.87% (Continued)
Sumitomo Dainippon Pharma Co. Ltd.	81,677	$1,691,093
Sumitomo Rubber Industries Ltd.	955	15,968
Tokyo Electron Ltd.	3,809	710,802
Tosoh Corp.	20,895	364,586
Yamaha Corp.	919	47,794
Yamazaki Baking Co. Ltd.	52,539	1,135,345
Yaskawa Electric Corp.	9,812	393,374
Yokogawa Electric Corp.	42,853	779,035
		32,751,989

Jersey – 0.31%
Ferguson PLC	5,831	452,126
Glencore PLC (a)	58,027	286,571
		738,697

Luxembourg – 0.35%
ArcelorMittal	25,000	807,957
Tenaris SA	636	11,430
		819,387

Netherlands – 10.08%
AerCap Holdings NV (a)	16,666	921,796
Airbus SE	3,828	436,710
Akzo Nobel NV	18,415	1,616,690
Ferrari NV	3,156	412,562
Fiat Chrysler Automobiles NV (a)	190,581	4,319,472
Heineken Holding NV	16,716	1,628,418
Heineken NV	9,443	945,006
ING Groep NV	92,356	1,345,131
Koninklijke Ahold Delhaize NV	97,631	2,242,852
Koninklijke Philips NV (c)	48,718	2,006,281
Koninklijke Vopak NV	7,000	343,659
NN Group NV (c)	74,158	3,186,214
Randstad NV	1,208	72,044
RELX NV	59,353	1,294,128
STMicroelectronics NV	63,158	1,505,923
Unilever NV	17,005	948,344
Wolters Kluwer NV	10,031	563,500
		23,788,730

New Zealand – 0.18%
Auckland International Airport Ltd.	27,336	126,065
Fisher & Paykel Healthcare Corp Ltd.	11,589	107,480
Mercury NZ Ltd.	10,033	22,627
Spark New Zealand Ltd.	66,637	170,348
		426,520

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Norway – 0.81%
Equinor ASA	21,276	$559,297
Norsk Hydro ASA	59,451	374,135
Orkla ASA	109,452	987,279
		1,920,711

Portugal – 0.30%
Banco Espirito Santo SA (a)(d)	36,955	0
Galp Energia SGPS SA	26,371	489,525
Jeronimo Martins SGPS SA	14,648	229,910
		719,435

Singapore – 1.15%
ComfortDelGro Corp. Ltd.	916,785	1,678,384
Fraser & Neave Ltd.	14,289	21,639
Jardine Cycle & Carriage Ltd.	2,728	69,971
Singapore Airlines Ltd.	22,715	190,734
StarHub Ltd.	281,601	405,022
Wilmar International Ltd.	149,282	360,292
		2,726,042

Spain – 2.20%
Aena SME SA (b)	3,690	710,545
Amadeus IT Group SA	20,437	1,622,788
CaixaBank SA	169,712	730,260
Ferrovial SA	716	14,637
Industria de Diseno Textil SA	7,116	224,928
International Consolidated Airlines Group SA	77,977	708,648
Red Electrica Corp SA	60,831	1,187,680
		5,199,486

Sweden – 4.98%
Atlas Copco AB – Class A	556	22,056
Atlas Copco AB – Class B	623	22,525
Boliden AB	81,801	2,884,634
Electrolux AB	21,625	533,801
Essity AB	5,840	148,268
Holmen AB	606	14,301
Industrivarden AB	21,170	444,745
Investor AB	49,404	2,047,185
Sandvik AB	31,528	546,820
Svenska Cellulosa AB SCA	32,519	360,472
Swedish Match AB	76,005	3,604,894
Volvo AB	65,522	1,126,917
		11,756,618

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Switzerland – 8.43%
ABB Ltd.	29,681	$671,473
Adecco Group AG	26,696	1,603,072
Aryzta AG (a)	5,191	77,570
Cie Financiere Richemont SA	2,902	265,759
Coca-Cola HBC AG (a)	4,221	144,077
EMS-Chemie Holding AG	3,010	1,880,364
Idorsia Ltd. (a)	13,692	331,610
Kuehne + Nagel International AG	5,000	754,878
Lonza Group AG (a)	14,259	3,817,942
Nestle SA	33,128	2,503,896
Novartis AG	8,912	662,543
Roche Holding AG	6,250	1,340,074
SGS SA	369	955,890
Sika AG	169	1,351,578
Sonova Holding AG	111	19,388
Straumann Holding AG	718	473,580
Swatch Group AG	281	24,977
Swiss Re AG	19,247	1,655,065
UBS Group AG (a)	3,540	53,438
Vifor Pharma AG	8,406	1,305,421
		19,892,595

United Kingdom – 11.21%
3i Group PLC	227,186	2,874,146
Anglo American PLC	42,959	1,025,853
Antofagasta PLC	35,885	502,478
Ashtead Group PLC	72,281	2,233,972
Auto Trader Group PLC (b)	129,378	605,853
Barclays PLC	53,000	138,819
Berkeley Group Holdings PLC	41,635	2,348,187
British American Tobacco PLC	21,321	1,094,415
Burberry Group PLC	45,541	1,251,171
Carnival PLC	74,042	4,744,364
Compass Group PLC	49,631	1,066,513
Croda International PLC	1,316	81,434
Hargreaves Lansdown PLC	1,004	25,405
IMI PLC	45,058	694,030
InterContinental Hotels Group PLC	4,059	259,553
Intertek Group PLC	1,145	83,042
ITV PLC	41,951	90,487
Kingfisher PLC	2,816	11,427
London Stock Exchange Group PLC	6,424	381,872
Melrose Industries PLC	11,284	35,446
Mondi PLC	2,298	63,725
Persimmon PLC	26,733	1,005,864

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

United Kingdom – 11.21% (Continued)
RELX PLC	62,365	$1,367,939
Rio Tinto PLC	1,017	57,360
Royal Mail PLC	10,104	67,988
Sage Group PLC	64,982	571,234
Smiths Group PLC	38,370	896,614
Tate & Lyle PLC	5,289	48,370
Taylor Wimpey PLC	513,934	1,297,652
Unilever PLC	26,951	1,485,911
Weir Group PLC	1,736	50,405
		26,461,529

United States – 0.01%
Ball Corp.	540	20,196
Total Common Stocks (Cost $183,529,984)		232,881,302

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 3.37%
Money Market Fund – 3.37%
First American Government Obligations Fund, Class Y, 1.340% (e)	7,968,257	7,968,257
Total Investments Purchased with Proceeds
from Securities Lending (Cost 7,968,257)		7,968,257

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.51%
Money Market Fund – 0.51%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 1.612% (e)	1,214,079	$1,214,079
Total Short-Term Investments (Cost $1,214,079)		1,214,079
Total Investments (Cost $192,712,320) – 102.53%		242,063,638
Liabilities in Excess of Other Assets – (2.53)%		(5,963,775)
TOTAL NET ASSETS – 100.00%		$236,099,863

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $7,645,034, represents 3.24% of net assets.
(c)	All or a portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $7,748,624.
(d)	Illiquid security. The total market value of this security was $0, representing 0.00% of net assets.
(e)	Seven day yield as of May 31, 2018.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
BM	An abbreviation that refers to a limited liability company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments

May 31, 2018 (Unaudited)

	Shares	Value

COMMON STOCKS – 20.53%
Australia – 0.06%
Gateway Lifestyle	59,553	$80,870
OneMarket Ltd. (a)	3,750	4,339
		85,209

Austria – 0.50%
BUWOG AG – Vienna Exchange (a)	1,311	44,507
BUWOG AG – Xetra Exchange (a)	1,309	44,531
CA Immobilien Anlagen AG	18,957	664,207
		753,245

Bermuda – 2.03%
Brookfield Business Partners LP	1,218	48,463
Brookfield Property Partners LP	11,933	236,065
Gemdale Properties & Investment Corp Ltd.	6,650,633	783,277
HKC Holdings Ltd.	26,889	26,235
Hongkong Land Holdings Ltd.	95,518	692,492
Kerry Properties Ltd.	166,652	888,760
Road King Infrastructure Ltd.	102,828	197,566
Sinolink Worldwide Holdings Ltd. (a)	1,250,000	159,722
		3,032,580

Brazil – 0.22%
BR Malls Participacoes SA (a)	51,271	141,539
Construtora Tenda SA (a)	19,815	132,968
Direcional Engenharia SA (a)	27,778	47,069
		321,576

Cayman Islands – 3.54%
Agile Group Holdings Ltd.	614,965	1,161,760
China Resources Land Ltd.	282,000	1,030,766
Kaisa Group Holdings Ltd.	760,795	410,334
Longfor Properties Co Ltd.	645,877	1,923,291
Powerlong Real Estate Holdings Ltd.	280,000	167,462
Sunac China Holdings Ltd.	62,915	236,863
Yuzhou Properties Co Ltd.	516,427	361,752
		5,292,228

Germany – 1.79%
ADLER Real Estate AG (a)	19,778	336,002
Deutsche EuroShop AG	8,000	292,555
Deutsche Wohnen SE	19,502	914,233
DIC Asset AG	2,758	30,575
TAG Immobilien AG	12,756	269,296
TLG Immobilien AG	10,063	284,838
Vonovia SE	11,678	550,413
		2,677,912

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

Hong Kong – 4.21%
China Jinmao Holdings Group Ltd.	1,297,023	$732,744
Henderson Land Development Co. Ltd.	164,784	1,080,124
Hysan Development Co. Ltd.	176,056	1,015,690
Sino Land Co. Ltd.	568,033	978,864
Swire Properties Ltd.	25,983	101,741
Wheelock & Co. Ltd.	315,838	2,372,081
		6,281,244

Indonesia – 0.07%
Bumi Serpong Damai Tbk PT	384,000	46,983
Ciputra Development Tbk PT	387,000	28,051
Pakuwon Jati Tbk PT	900,000	36,209
		111,243

Israel – 0.16%
Azrieli Group Ltd.	4,750	231,308

Japan – 2.55%
Aeon Mall Co. Ltd.	45,943	884,288
Daikyo, Inc.	10,000	237,051
Heiwa Real Estate Co. Ltd.	11,000	227,136
Leopalace21 Corp.	110,000	755,890
Mitsubishi Estate Co. Ltd.	11,175	202,203
Mitsui Fudosan Co. Ltd.	59,874	1,497,130
		3,803,698

Jersey – 0.03%
Atrium European Real Estate Ltd. (a)	10,533	49,538

Luxembourg – 0.33%
ADO Properties SA (b)	9,434	494,628

Malaysia – 0.05%
KLCCP Stapled Group	25,200	49,338
UOA Development Bhd	32,200	20,902
		70,240

Mexico – 0.09%
Corp Inmobiliaria Vesta SAB de CV	101,225	127,136

Netherlands – 0.04%
Eurocommercial Properties NV	1,318	54,484

New Zealand – 0.17%
Argosy Property Ltd.	110,786	83,293
Kiwi Property Group Ltd.	51,197	50,474

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

New Zealand – 0.17% (Continued)
Precinct Properties New Zealand Ltd.	135,000	$122,742
		256,509

Philippines – 0.55%
Megaworld Corp.	1,000,000	92,452
Robinsons Land Corp.	296,391	124,412
SM Prime Holdings, Inc.	860,876	605,820
		822,684

Singapore – 1.37%
CapitaLand Ltd.	57,661	148,581
City Developments Ltd.	55,520	463,423
United Industrial Corp. Ltd.	194,476	467,724
UOL Group Ltd.	95,221	575,822
Wing Tai Holdings Ltd.	253,010	382,701
		2,038,251

Sweden – 0.90%
Fabege AB	44,342	522,387
Hemfosa Fastigheter AB	18,134	234,389
Hufvudstaden AB	13,845	199,960
Kungsleden AB	56,411	391,500
		1,348,236

Switzerland – 0.43%
Allreal Holding AG (a)	887	141,999
PSP Swiss Property AG	3,221	295,232
Swiss Prime Site AG (a)	2,112	197,165
		634,396

Thailand – 0.21%
Central Pattana PLC	130,689	311,520

United Kingdom – 0.43%
Daejan Holdings PLC	8,322	646,068

United States – 0.80%
CBRE Group, Inc. (a)	541	24,989
Forestar Group, Inc. (a)(e)	10,712	250,661
FRP Holdings, Inc. (a)	915	51,972
HFF, Inc. (a)	10,218	344,551
Jones Lang Lasalle, Inc.	600	98,256
Marcus & Millichap, Inc. (a)	1,465	54,879
RMR Group, Inc.	4,949	374,144
		1,199,452
Total Common Stocks (Cost $27,355,125)		30,643,385

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 77.67%
Australia – 5.63%
Abacus Property Group	47,854	$138,754
Astro Japan Property Group (c)(d)(f)	107,959	4,082
BWP Trust	159,811	386,245
Charter Hall Retail REIT	29,018	92,454
Dexus	239,366	1,785,596
Folkestone Education Trust	10,000	19,866
GDI Property Group	100,000	99,339
Goodman Group	81,156	571,989
GPT Group	172,846	655,811
Investa Office Fund	186,703	711,421
Scentre Group	511,885	1,616,553
Vicinity Centres	905,840	1,826,695
Westfield Corp.	75,000	501,976
		8,410,781

Belgium – 0.36%
Befimmo SA	1,257	78,470
Cofinimmo SA	1,871	232,092
Warehouses De Pauw CVA	1,855	230,670
		541,232

Canada – 2.00%
Artis Real Estate Investment Trust	4,019	41,752
Boardwalk Real Estate Investment Trust	916	33,550
Canadian Apartment Properties REIT	11,782	370,379
Dream Global Real Estate Investment Trust	46,147	529,591
Dream Office Real Estate Investment Trust	324	6,187
Granite Real Estate Investment Trust	18,753	744,711
H&R Real Estate Investment Trust	2,795	43,565
Morguard Real Estate Investment Trust	40,675	415,032
RioCan Real Estate Investment Trust	9,656	175,381
Smart Centres Real Estate Investment Trust	25,255	573,039
WPT Industrial Real Estate Investment Trust	3,500	49,000
		2,982,187

France – 2.83%
Affine SA	25,318	475,933
Fonciere Des Regions	2,503	260,916
Gecina SA	12,643	2,185,802
Societe de la Tour Eiffel	2,148	139,616
Unibail-Rodamco SE (e)	5,159	1,161,536
		4,223,803

Guernsey – 0.02%
Schroder Real Estate Investment Trust Ltd.	33,987	27,393

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
Hong Kong – 2.08%
Champion REIT	1,704,826	$1,189,294
Link REIT	163,276	1,438,571
Prosperity REIT	1,156,950	478,726
		3,106,591

Ireland – 0.22%
Green REIT PLC	189,537	330,998

Italy – 0.08%
Immobiliare Grande Distribuzione SIIQ SpA	13,241	111,909

Japan – 6.31%
Activia Properties, Inc.	44	195,559
Advance Residence Investment Corp.	85	222,348
Daiwa House REIT Investment Corp.	219	515,792
Daiwa Office Investment Corp.	122	713,630
Frontier Real Estate Investment Corp.	11	45,367
Fukuoka REIT Corp.	43	68,932
Global One Real Estate Investment Corp.	480	485,731
GLP J-Reit	40	44,679
Hankyu REIT, Inc.	85	107,329
Heiwa Real Estate REIT, Inc.	80	77,853
Hulic Reit, Inc.	336	527,839
Japan Excellent, Inc.	54	71,924
Japan Hotel REIT Investment Corp.	2,150	1,601,754
Japan Logistics Fund, Inc.	101	208,362
Japan Retail Fund Investment Corp.	54	97,927
Kenedix Office Investment Corp.	240	1,486,658
Marimo Regional Revitalization REIT, Inc.	120	128,572
Mori Hills REIT Investment Corp.	127	163,332
Mori Trust Sogo Reit, Inc.	175	259,837
Nippon Accommodations Fund, Inc.	33	148,593
Nomura Real Estate Master Fund, Inc.	647	906,000
Ooedo Onsen Reit Investment Corp.	120	95,111
Orix JREIT, Inc.	242	381,894
Premier Investment Corp.	480	474,694
Sekisui House Reit, Inc.	282	184,948
Tokyu REIT, Inc.	100	137,165
United Urban Investment Corp.	48	73,520
		9,425,350

Malaysia – 0.05%
IGB Real Estate Investment Trust	108,000	46,052
Sunway Real Estate Investment Trust	64,000	27,446
		73,498

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
Mexico – 0.20%
Concentradora Fibra Danhos SA de CV	21,000	$32,114
Fibra Uno Administracion SA de CV	100,000	137,731
Macquarie Mexico Real Estate Management SA de CV (a)	46,000	47,281
PLA Administradora Industrial S de RL de CV (a)	30,000	42,478
Prologis Property Mexico SA de CV	18,000	31,542
		291,146

Netherlands – 0.36%
Vastned Retail NV	10,386	509,845
Wereldhave NV	831	31,475
		541,320

New Zealand – 0.11%
Goodman Property Trust	164,543	163,366

Singapore – 2.88%
CapitaLand Commercial Trust	879,160	1,120,728
ESR-REIT	205,566	77,364
Fortune Real Estate Investment Trust	2,138,624	2,584,161
Mapletree Commercial Trust	108,937	127,601
Mapletree Industrial Trust	100,000	146,752
Mapletree Logistics Trust	62,139	56,968
Starhill Global REIT	251,918	128,687
Suntec Real Estate Investment Trust	44,263	59,325
		4,301,586

South Africa – 0.77%
Arrowhead Properties Ltd.	79,358	42,111
Fortress REIT Ltd. – Class A	79,360	103,768
Fortress REIT Ltd. – Class B	68,360	78,811
Hyprop Investments Ltd.	30,746	249,977
SA Corporate Real Estate Ltd.	1,056,595	385,381
Vukile Property Fund Ltd.	167,036	286,966
		1,147,014

Spain – 0.36%
Lar Espana Real Estate Socimi SA	8,340	86,304
Merlin Properties Socimi SA	32,962	455,328
		541,632

United Kingdom – 4.05%
Big Yellow Group PLC	76,904	950,323
British Land Co. PLC	84,662	762,141
Derwent London PLC	1,215	48,565
Hansteen Holdings PLC	151,384	213,719
Intu Properties PLC	67,630	178,953
Land Securities Group PLC	48,861	603,098

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value

United Kingdom – 4.05% (Continued)
NewRiver REIT PLC	52,994	$202,896
Segro PLC	68,444	594,813
Shaftesbury PLC	13,765	168,697
Tritax Big Box REIT PLC	518,033	1,032,590
UNITE Group PLC	16,700	188,612
Workspace Group PLC	73,358	1,108,647
		6,053,054

United States – 49.36%
Acadia Realty Trust	6,021	155,041
Agree Realty Corp.	42,793	2,265,461
Alexander & Baldwin, Inc.	11,361	242,103
Alexander’s, Inc.	489	189,487
Alexandria Real Estate Equities, Inc.	1,532	191,377
American Assets Trust, Inc.	1,658	60,268
American Campus Communities, Inc.	12,011	481,641
American Homes 4 Rent	2,874	57,250
American Tower Corp.	728	100,733
Apartment Investment & Management Co.	32,989	1,346,941
Apple Hospitality REIT, Inc.	18,723	356,299
AvalonBay Communities, Inc.	17,084	2,828,085
Boston Properties, Inc.	452	55,040
Braemar Hotels & Resorts, Inc.	332	3,652
Brandywine Realty Trust	4,915	79,918
Camden Property Trust	20,656	1,817,728
CareTrust REIT, Inc.	66,851	1,102,373
Chesapeake Lodging Trust	7,500	241,725
Columbia Property Trust, Inc.	35,571	786,831
Community Healthcare Trust, Inc.	8,400	232,680
CoreSite Realty Corp.	17,123	1,817,778
Cousins Properties, Inc.	51,719	487,193
CubeSmart	5,053	154,116
CyrusOne, Inc.	1,299	71,939
DCT Industrial Trust, Inc.	6,969	453,891
DiamondRock Hospitality Co.	23,027	293,134
Digital Realty Trust, Inc.	18,506	1,989,025
Duke Realty Corp.	7,821	219,927
Easterly Government Properties, Inc.	39,819	806,335
EastGroup Properties, Inc.	1,564	145,812
Education Realty Trust, Inc.	13,894	507,687
EPR Properties	17,597	1,080,280
Equinix, Inc.	3,189	1,265,555
Equity Commonwealth (a)	46,600	1,449,726
Equity LifeStyle Properties, Inc.	785	71,357
Equity Residential	22,395	1,433,056

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
United States – 49.36% (Continued)
Essex Property Trust, Inc.	1,564	$373,843
Federal Realty Investment Trust	223	26,512
First Industrial Realty Trust, Inc.	9,846	324,229
Four Corners Property Trust, Inc.	37,047	848,006
Getty Realty Corp.	89,590	2,339,195
GGP, Inc.	37,778	766,138
Government Properties Income Trust	2,461	35,758
Gramercy Property Trust	35,747	985,545
HCP, Inc.	1,380	33,079
Healthcare Realty Trust, Inc.	4,600	125,304
Healthcare Trust of America, Inc.	17,027	436,913
Highwoods Properties, Inc.	1,487	71,123
Host Hotels & Resorts, Inc.	90,267	1,952,475
Hudson Pacific Properties, Inc.	1,438	50,905
JBG SMITH Properties	19,646	724,741
Kilroy Realty Corp.	16,867	1,284,422
Kimco Realty Corp.	28,267	437,008
LaSalle Hotel Properties	61,367	2,104,888
Liberty Property Trust	22,335	987,430
Life Storage, Inc.	15,365	1,421,570
LTC Properties, Inc.	21,342	878,010
Macerich Co.	773	43,002
Mack-Cali Realty Corp.	29,803	589,205
MedEquities Realty Trust, Inc.	14,305	149,916
Mid-America Apartment Communities, Inc.	26,674	2,495,619
Monmouth Real Estate Investment Corp. – Class A	5,546	85,686
National Health Investors, Inc.	23,988	1,770,794
Paramount Group, Inc.	13,963	209,724
Park Hotels & Resorts, Inc.	26,455	852,380
Pennsylvania Real Estate Investment Trust	60,850	669,959
Physicians Realty Trust	142,682	2,171,620
Piedmont Office Realty Trust, Inc.	103,468	1,988,655
PotlatchDeltic Corp.	5,244	264,822
Preferred Apartment Communities, Inc.	4,500	66,015
Prologis, Inc.	31,127	2,003,022
PS Business Parks, Inc.	9,510	1,165,546
Public Storage	6,637	1,405,982
QTS Realty Trust, Inc.	23,300	879,109
Quality Care Properties, Inc. (a)	4,780	100,141
Rayonier, Inc.	14,528	564,703
Realty Income Corp.	991	52,820
Regency Centers Corp.	2,178	126,498
Retail Properties of America, Inc.	105,152	1,289,164
Rexford Industrial Realty, Inc.	65,701	2,054,470

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
United States – 49.36% (Continued)
RLJ Lodging Trust	11,443	$267,766
Ryman Hospitality Properties, Inc.	4,687	393,146
SBA Communications Corp. (a)	153	24,185
Senior Housing Properties Trust	20,967	370,277
Seritage Growth Properties (e)	3,300	137,478
Simon Property Group, Inc.	18,680	2,992,910
SL Green Realty Corp.	7,733	754,122
Spirit Realty Capital, Inc.	5,865	51,377
Summit Hotel Properties, Inc.	88,286	1,349,893
Sunstone Hotel Investors, Inc.	22,081	383,989
Tanger Factory Outlet Centers, Inc.	2,662	57,206
Taubman Centers, Inc.	17,433	951,667
Terreno Realty Corp.	26,830	1,022,491
Tier REIT, Inc.	3,300	72,468
UDR, Inc.	14,766	538,516
Universal Health Realty Income Trust	2,686	166,989
Urban Edge Properties	8,432	184,408
Urstadt Biddle Properties, Inc.	2,383	52,069
Vornado Realty Trust	17,041	1,187,928
Washington Real Estate Investment Trust	12,255	351,473
Weingarten Realty Investors	1,731	50,753
WP Carey, Inc.	2,784	187,113
Xenia Hotels & Resorts, Inc.	4,000	100,680
		73,696,294
Total Real Estate Investment Trusts (Cost $105,612,356)		115,969,154

CLOSED-END FUNDS – 0.33%
Guernsey – 0.33%
F&C Commercial Property Trust Ltd.	48,091	92,221
Picton Property Income Ltd.	116,211	138,418
UK Commercial Property Trust Ltd.	223,466	258,503
Total Closed-End Funds (Cost $517,435)		489,142

INVESTMENTS PURCHASED WITH PROCEEDS
FROM SECURITIES LENDING – 1.05%
Money Market Fund – 1.05%
First American Government Obligations Fund – Class Y, 1.340% (g)	1,562,177	1,562,177
Total Investments Purchased with Proceeds
from Securities Lending (Cost 1,562,177)		1,562,177

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Schedule of Investments (Continued)

May 31, 2018 (Unaudited)

	Shares	Value
LIQUIDATING TRUST – 0.01%
United States – 0.01%
Winthrop Realty Trust (a)(c)	9,590	$20,235
Total Liquidating Trust (Cost $30,166)		20,235

SHORT-TERM INVESTMENTS – 0.77%
Money Market Fund – 0.77%
Morgan Stanley Institutional Liquidity Funds –
Treasury Portfolio – Institutional Class, 1.612% (g)	1,154,708	1,154,708
Total Short-Term Investments (Cost $1,154,708)		1,154,708
Total Investments (Cost $136,231,967) – 100.36%		149,838,801
Liabilities in Excess of Other Assets – (0.36)%		(535,686)
TOTAL NET ASSETS – 100.00%		$149,303,115

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $494,628, represents 0.33% of net assets.
(c)	Illiquid security. The total market value of these securities was $24,317, representing 0.02% of net assets.
(d)	Fair valued security. Value determined using significant unobservable inputs.
(e)	All or a portion of this security is out on loan as of May 31, 2018. Total value of securities out on loan is $1,514,797.
(f)
Restricted security as to resale. As of report date, the Fund held a restricted security with a current value of $4,082, acquired January 14, 2014 with an original cost of $0, which was 0.00% of its net assets.

(g)	Seven day yield as of May 31, 2018.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
CVA	Commanditaire Vennootschap op Aandelen is a Belgian term for limited partnership with shares.
LP	Limited Partnership
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SIIQ	An Italian term for listed Real Estate Investment Company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $157,502,516, $192,712,320 and $136,231,967, respectively)(1)
Cash
Foreign currencies (cost $0, $643,983 and $620,175, respectively)
Receivables:
Dividends and interest
Investments sold
Fund shares sold
Securities lending (Note 9)
Other assets
Total Assets

Liabilities
Loans payable
Payable for collateral on securities loaned
Payable to the Advisor
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities
Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated undistributed net investment loss
Accumulated net realized gain
Net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Assets

(1)	Includes loaned securities with a value of

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share(2)

(2)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee of the net amount of the redemption on shares redeemed within 60 days of purchase.

The accompanying notes are an integral part of these financial statements.

May 31, 2018 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$290,069,168	$242,063,638	$149,838,801
—	—	43
—	637,118	619,434

334,902	1,371,073	497,511
1,495,524	5,067	—
273,300	272,774	103,929
4,085	11,642	1,174
14,636	12,583	14,874
292,191,615	244,373,895	151,075,766

688,000	—	—
1,485,340	7,968,257	1,562,177
198,893	179,716	78,543
48,666	60,047	42,543
897,439	43,383	67,878
26,550	22,629	21,510
3,344,888	8,274,032	1,772,651
$288,846,727	$236,099,863	$149,303,115

$138,661,658	$184,503,234	$137,508,291
(207,762)	(197,427)	(2,072,931)
17,826,179	2,452,883	260,894

132,566,652	49,351,318	13,606,834
—	(10,145)	27
$288,846,727	$236,099,863	$149,303,115

$1,463,800	$7,748,624	$1,514,797

12,386,106	14,747,867	13,442,837

$23.32	$16.01	$11.11

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds

Statements of Operations

Investment Income
Dividend income(1)
Interest income
Securities lending income
Total investment income

Expenses
Management fees
Administration and accounting fees
Transfer agent fees and expenses
Federal and state registration fees
Audit and tax fees
Reports to shareholders
Custody fees
Legal fees
Chief Compliance Officer fees
Trustees’ fees
Other expenses
Total expenses before recoupment or waivers
Less (waivers) and recoupment by Adviser (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investments
Change in net unrealized appreciation (depreciation) on:
Investments
Foreign currency translation
Net Realized and Unrealized Gain (Loss) on Investments
Net Increase in Net Assets from Operations

(1)	Net of foreign taxes withheld of $21, $448,330 and $150,129, respectively.

The accompanying notes are an integral part of these financial statements.

For the Six Months Ended May 31, 2018 (Unaudited)

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real Estate
Growth Equity Fund	Growth Equity Fund	Securities Fund

$1,583,187	$3,595,195	$2,825,415
2,459	3,410	4,830
41,683	14,865	6,531
1,627,329	3,613,470	2,836,776

1,269,554	1,034,555	446,433
102,064	100,953	63,955
80,226	58,390	40,708
9,954	11,144	11,730
9,734	10,738	9,734
7,700	6,418	5,688
6,272	36,232	21,742
6,176	6,062	6,062
5,002	4,930	5,002
3,744	3,744	3,744
20,298	18,834	5,030
1,520,724	1,292,000	619,828
(27,339)	61,468	26,361
1,493,385	1,353,468	646,189

133,944	2,260,002	2,190,587

17,852,777	3,720,546	352,283

6,918,022	(2,460,252)	(1,366,813)
(22)	(35,785)	(4,466)
24,770,777	1,224,509	(1,018,996)
$24,904,721	$3,484,511	$1,171,591

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2018	November 30,
	(Unaudited)	2017
From Operations
Net investment income	$133,944	$1,005,400
Net realized gain from investments	17,852,777	7,526,497
Net change in unrealized appreciation on investments
and foreign currency translation	6,918,000	52,838,665
Net increase in net assets from operations	24,904,721	61,370,562

From Distributions
Net investment income	(1,090,856)	(1,480,248)
Net realized gain on investments	(7,534,881)	(3,191,563)
Net decrease in net assets
resulting from distributions paid	(8,625,737)	(4,671,811)

From Capital Share Transactions
Proceeds from shares sold	19,822,135	34,912,936
Net asset value of shares issued
to distributions declared	8,522,142	4,606,211
Cost for shares redeemed*	(62,876,154)	(49,728,418)
Net decrease in net assets
from capital share transactions	(34,531,877)	(10,209,271)

Total Increase (Decrease) in Net Assets	(18,252,893)	46,489,480

Net Assets
Beginning of period	307,099,620	260,610,140
End of period	$288,846,727	$307,099,620

Accumulated Undistributed Net Investment
Income (Loss)	$(207,762)	$749,150

* Net of redemption fees of	$2,190	$1,690

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2018	November 30,
	(Unaudited)	2017
From Operations
Net investment income	$2,260,002	$1,936,066
Net realized gain from investments	3,720,546	1,324,060
Net change in unrealized appreciation (depreciation)
on investments and foreign currency translation	(2,496,037)	44,187,137
Net increase in net assets from operations	3,484,511	44,447,263

From Distributions
Net investment income	(3,672,334)	(1,430,467)
Net decrease in net assets
resulting from distributions paid	(3,672,334)	(1,430,467)

From Capital Share Transactions
Proceeds from shares sold	27,321,110	87,310,000
Net asset value of shares issued
to distributions declared	2,692,716	1,410,402
Cost for shares redeemed*	(33,462,413)	(29,150,839)
Net increase (decrease) in net assets from
capital share transactions	(3,448,587)	59,569,563

Total Increase (Decrease) in Net Assets	(3,636,410)	105,586,359

Net Assets
Beginning of period	239,736,273	134,149,914
End of period	$236,099,863	$239,736,273

Accumulated Undistributed Net Investment
Income (Loss)	$(197,426)	$1,214,905

* Net of redemption fees of	$1,591	$531

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	May 31, 2018	November 30,
	(Unaudited)	2017
From Operations
Net investment income	$2,190,587	$2,342,781
Net realized gain from investments	352,283	750,447
Net change in unrealized appreciation (depreciation)
on investments and foreign currency translation	(1,371,279)	10,765,446
Net increase in net assets from operations	1,171,591	13,858,674

From Distributions
Net investment income	(2,827,196)	(3,043,111)
Net realized gain on investments	(361,012)	(835,626)
Net decrease in net assets
resulting from distributions paid	(3,188,208)	(3,878,737)

From Capital Share Transactions
Proceeds from shares sold	24,525,716	40,245,612
Net asset value of shares issued
to distributions declared	2,836,629	3,813,134
Cost for shares redeemed*	(11,479,218)	(19,147,105)
Net increase in net assets from
capital share transactions	15,883,127	24,911,641

Total Increase in Net Assets	13,866,510	34,891,578

Net Assets
Beginning of period	135,436,605	100,545,027
End of period	$149,303,115	$135,436,605

Accumulated Undistributed Net Investment Loss	$(2,072,931)	$(1,436,322)

* Net of redemption fees of	$1,027	$2,468

The accompanying notes are an integral part of these financial statements.

 (This Page Intentionally Left Blank.)

Gerstein Fisher Multi-Factor® Growth Equity Fund

Financial Highlights

	Six Months
	Ended
	May 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$22.04

Income from investment operations:
Net investment income(1)	0.01
Net realized and unrealized gain on investments	1.89
Total from investment operations	1.90

Less distributions paid:
From net investment income	(0.08)
From net realized gain on investments	(0.54)
Total distributions paid	(0.62)
Paid-in capital from redemption fees (Note 2)(2)	0.00
Net Asset Value, End of Period	$23.32

Total Return(3)	8.85%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$288,847
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)	1.02	%(5)
After waiver, expense reimbursement and recoupments(4)	1.00	%(5)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(4)	0.07%
After waiver, expense reimbursement and recoupments(4)	0.09%
Portfolio turnover rate(3)	5.57%
(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The ratio of expenses to average net assets includes interest expenses. The annualized before waiver, expense reimbursement and recoupments was 1.01%. The annualized after waiver, expense reimbursement and recoupments was 0.99%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period/Year

Year Ended November 30,
2017	2016	2015	2014	2013
$18.07	$17.84	$18.77	$17.19	$13.29

0.07	0.11	0.11	0.07	0.12
4.22	0.54	0.44	2.46	4.24
4.29	0.65	0.55	2.53	4.36

(0.10)	(0.11)	(0.07)	(0.11)	(0.11)
(0.22)	(0.31)	(1.41)	(0.84)	(0.35)
(0.32)	(0.42)	(1.48)	(0.95)	(0.46)
0.00	0.00	0.00	0.00	0.00
$22.04	$18.07	$17.84	$18.77	$17.19

24.13%	3.78%	3.43%	15.50%	33.98%

$307,100	$260,610	$239,939	$223,818	$182,182

1.02%	1.06%	1.05%	1.03%	1.08%
0.99%	0.99%	1.00%	1.03%	1.08%

0.32%	0.57%	0.59%	0.40%	0.82%
0.35%	0.64%	0.64%	0.40%	0.82%
20.81%	22.06%	40.10%	58.82%	50.35%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

Financial Highlights

	Six Months
	Ended
	May 31, 2018
	(Unaudited)
Net Asset Value, Beginning of Period	$16.01

Income from investment operations:
Net investment income(1)	0.15
Net realized and unrealized gain (loss) on investments	0.09
Total from investment operations	0.24

Less distributions paid:
From net investment income	(0.24)
From net realized gain on investments	—
Total distributions paid	(0.24)
Paid-in capital from redemption fees (Note 2)(2)	0.00
Net Asset Value, End of Period	$16.01

Total Return(3)	1.52%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$236,100
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(4)	1.06	%(7)
After waiver, expense reimbursement and recoupments(4)	1.11	%(7)
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(4)	1.91%
After waiver, expense reimbursement and recoupments(4)	1.86%
Portfolio turnover rate(3)	5.98%

(1)	Per share net investment income has been calculated using the daily average share method.
(2)	Rounds to less than 0.5 cent per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The ratio of expenses to average net assets includes interest expenses. The annualized before and after waiver, expense reimbursement and recoupments was 1.18%.
(6)
The ratio of expenses to average net assets includes interest expenses. The annualized before waiver, expense reimbursement and recoupments was 1.18%. The annualized after waiver, expense reimbursement and recoupments was 1.12%.

(7)
The ratio of expenses to average net assets includes interest expenses. The annualized before waiver, expense reimbursement and recoupments was 1.05%. The annualized after waiver, expense reimbursement and recoupments was 1.10%.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period/Year

Year Ended November 30,
2017	2016		2015		2014	2013
$12.06	$13.16		$14.03		$13.93	$10.82

0.17	0.18		0.14		0.21	0.15
3.91	(1.12)		(0.20)		0.14	3.12
4.08	(0.94)		(0.06)		0.35	3.27

(0.13)	(0.16)		(0.28)		(0.24)	(0.16)
—	—		(0.53)		(0.01)	—
(0.13)	(0.16)		(0.81)		(0.25)	(0.16)
0.00	0.00		0.00		0.00	0.00
$16.01	$12.06		$13.16		$14.03	$13.93

34.16%	(7.24)%		(0.20)%		2.56%	30.65%

$239,736	$134,150		$139,209		$120,714	$101,131

1.12%	1.19	%(6)	1.19	%(5)	1.18%	1.26%
1.10%	1.13	%(6)	1.19	%(5)	1.18%	1.27%

1.14%	1.38%		1.03%		1.50%	1.21%
1.16%	1.44%		1.03%		1.50%	1.20%
16.29%	36.19%		29.84%		50.99%	66.56%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

Financial Highlights

Six Months
Ended
May 31, 2018
(Unaudited)
Net Asset Value, Beginning of Period	$11.30

Income from investment operations:
Net investment income(2)	0.17
Net realized and unrealized gain (loss) on investments	(0.10)
Total from investment operations	0.07

Less distributions paid:
From net investment income	(0.23)
From net realized gain on investments	(0.03)
Total distributions paid	(0.26)
Paid-in capital from redemption fees (Note 2)(3)	0.00
Net Asset Value, End of Period	$11.11

Total Return(4)	0.66%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$149,303
Ratio of expenses to average net assets:
Before waiver, expense reimbursement and recoupments(5)	0.90%
After waiver, expense reimbursement and recoupments(5)	0.94%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement and recoupments(5)	3.23%
After waiver, expense reimbursement and recoupments(5)	3.19%
Portfolio turnover rate(4)	2.81%

(1)	The Fund commenced operations on April 30, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Rounds to less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Per Share Data for a Share Outstanding Throughout Each Period/Year

				Period Ended
Year Ended November 30,				November 30,
2017	2016	2015	2014	2013(1)
$10.35	$10.24	$10.51	$9.04	$10.00

0.22	0.25	0.19	0.20	0.08
1.11	0.11	(0.03)	1.42	(1.04)
1.33	0.36	0.16	1.62	(0.96)

(0.30)	(0.25)	(0.43)	(0.15)	—
(0.08)	—	—	—	—
(0.38)	(0.25)	(0.43)	(0.15)	—
0.00	0.00	0.00	0.00	0.00
$11.30	$10.35	$10.24	$10.51	$9.04

13.16%	3.43%	1.65%	18.37%	(9.60)%

$135,437	$100,545	$90,549	$77,825	$30,134

0.96%	1.01%	1.03%	1.20%	1.72%
1.00%	1.00%	1.00%	1.00%	1.00%

2.06%	2.32%	1.78%	1.91%	0.84%
2.02%	2.33%	1.81%	2.11%	1.56%
7.24%	20.09%	8.52%	80.22%	139.05%

The accompanying notes are an integral part of these financial statements.

Gerstein Fisher Funds
Notes to Financial Statements
May 31, 2018 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Gerstein Fisher Funds (the “Funds”) are comprised of the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The investment objective of the Gerstein Fisher Multi-Factor® Growth Equity Fund and the Gerstein Fisher Multi-Factor® International Growth Equity Fund is long-term capital appreciation. The investment objective of the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund is total return (a combination of long-term capital appreciation and current income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Gerstein Fisher Multi-Factor® Growth Equity Fund commenced operations on December 31, 2009 and began investing consistent with its investment objective on January 15, 2010. The Gerstein Fisher Multi-Factor® International Growth Equity Fund commenced operations January 27, 2012. The Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund commenced operations on April 30, 2013. On July 21, 2016, Gerstein, Fisher & Associates, Inc. entered into a definitive agreement to be acquired by People’s Securities, Inc., a subsidiary of People’s United Bank, N.A.  The transaction closed on November 2, 2016.  At such time, Gerstein, Fisher & Associates, Inc. became a division of People’s Securities, Inc. and began operating as People’s Securities, Inc. doing business as Gerstein Fisher.  On April 1, 2018, in connection with an internal corporate restructuring, People’s Securities, Inc. transferred the advisory agreement for the Funds to its affiliate, People’s United Advisors, Inc., a subsidiary of People’s United Bank, N.A. People’s United Advisors, Inc., doing business as Gerstein Fisher or Gerstein Fisher Asset Management (the “Advisor”), is the Funds’ investment advisor.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by the Advisor’s predecessor entity.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Portfolio securities listed on the NASDAQ Stock Market LLC. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask prices on such day, or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices provided by a Pricing Service.  Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.  All ETFs are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds.  The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges.  The Funds utilize a confidence interval when determining the use of the FVIS provided prices.  The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

one exists.  FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price.  If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the FASB Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, security or other asset will be valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2018:

Gerstein Fisher Multi-Factor® Growth Equity Fund
	Level 1(1)	Level 2(1)	Level 3^	Total
Assets:
Common Stocks*	$288,580,501	$4	$—	$288,580,505
Rights	—	—	2,341	2,341
Short-Term Investments	982	—	—	982
Investments Purchased with
Proceeds from Securities Lending	1,485,340	—	—	1,485,340
Total Investments in Securities	$290,066,823	$4	$2,341	$290,069,168

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$—
Transfers out of Level 1	(4)
Net transfers in and/or out of Level 1	$(4)
Transfers into Level 2	$4
Transfers out of Level 2	—
Net transfers in and/or out of Level 2	$4

(1)
Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

^	The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

					Change in
	Balance			Realized	unrealized	Transfers	Balance
	as of			Gain	appreciation	into	as of
Category	11/30/2017	Acquisitions	Dispositions	(Loss)	(depreciation)	Level 3	5/31/2018
Rights	$—	$—	$—	$—	$2,341	$2,341	$2,341
Total	$—	$—	$—	$—	$2,341	$2,341	$2,341

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2018:

Impact to
	Fair Value	Valuation	Unobservable	Valuation from an
	May 31, 2018	Methodologies	Input(1)	increase in Input(2)
Rights	$2,341	Last traded price	Market	Increase
		and company	Assessment
specific
information

(1)
In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Gerstein Fisher Multi-Factor® International Growth Equity Fund

	Level 1(1)	Level 2(1)	Level 3	Total
Assets:
Common Stocks*	$1,735,263	$231,146,039	$—	$232,881,302
Short-Term Investments	1,214,079	—	—	1,214,079
Investments Purchased with
Proceeds from
Securities Lending	7,968,257	—	—	7,968,257
Total Investments
in Securities	$10,917,599	$231,146,039	$—	$242,063,638

*	For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$575,526
Transfers out of Level 1	(9,611,994)
Net transfers in and/or out of Level 1	$(9,036,468)
Transfers into Level 2	$9,611,994
Transfers out of Level 2	(575,526)
Net transfers in and/or out of Level 2	$9,036,468

1)
Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The Fund did not hold any Level 3 securities during the period.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund

	Level 1(1)	Level 2(1)	Level 3^	Total
Assets:
Common Stocks*	$2,951,252	$27,692,133	$—	$30,643,385
Real Estate
Investment Trusts*	78,274,693	37,690,379	4,082	115,969,154
Closed-End Funds	138,418	350,724	—	489,142
Liquidating Trust	—	20,235	—	20,235
Short-Term Investments	1,154,708	—	—	1,154,708
Investments Purchased
with Proceeds from
Securities Lending	1,562,177	—	—	1,562,177
Total Investments
in Securities	$84,081,248	$65,753,471	$4,082	$149,838,801

*	For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$806,740
Transfers out of Level 1	(13,929,722)
Net transfers in and/or out of Level 1	$(13,122,982)
Transfers into Level 2	$13,929,722
Transfers out of Level 2	(806,740)
Net transfers in and/or out of Level 2	$13,122,982

(1)
Transfers into Level 2 and out of Level 1 resulted from foreign securities which were priced using FVIS’s price for foreign securities. Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

^	The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

					Change in
	Balance			Realized	unrealized	Transfers	Balance
	as of			Gain	appreciation	into	as of
Category	11/30/2017	Acquisitions	Dispositions	(Loss)	(depreciation)	Level 3	5/31/2018
Common
Stocks	$4,083	$—	$—	$—	$(1)	$—	$4,082
Total	$4,083	$—	$—	$—	$(1)	$—	$4,082

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of May 31, 2018:

Impact to
	Fair Value	Valuation	Unobservable	Valuation from an
	May 31, 2018	Methodologies	Input(1)	increase in Input(2)
Common Stocks	$4,082	Last traded price	Liquidation	Increase
		and company	Value
specific
information

(1)
In determining certain inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

The Funds did not hold derivative instruments during the period ended May 31, 2018.

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations,

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c) Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral.  The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times.  Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.  The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(d) Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(e) Distributions to Shareholders

The Funds will distribute net investment income and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

(g) Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Funds charge a 1.00% redemption fee on the net amount of the redemption on shares held for 60 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of each Fund’s daily NAV calculation.

(h) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(i) Other

Investment transactions are recorded on the trade date. Realized gains and losses are evaluated on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Distributions received from the Funds’ investments in domestic REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statements of Assets and Liabilities.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended November 30, 2017 and November 30, 2016 were as follows:

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Growth Equity Fund
Year Ended November 30, 2017	$1,480,248	$3,191,563
Year Ended November 30, 2016	$1,475,352	$4,162,597

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
International Growth Equity Fund
Year Ended November 30, 2017	$1,430,467	$—
Year Ended November 30, 2016	$1,694,097	$—

	Ordinary	Long-Term
	Income	Capital Gains
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund
Year Ended November 30, 2017	$2,912,688	$966,049
Year Ended November 30, 2016	$2,249,797	$—

As of November 30, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Cost basis of investments for
federal income tax purposes	$198,491,407	$186,088,176	$124,298,752
Gross tax unrealized appreciation	127,828,483	55,659,759	20,566,942
Gross tax unrealized depreciation	(2,512,669)	(6,306,151)	(8,823,279)
Net tax unrealized appreciation	125,315,814	49,353,608	11,743,663
Undistributed ordinary income	1,064,071	3,672,334	1,702,386
Undistributed long-term capital gain	7,534,849	—	360,899
Total distributable earnings	8,598,920	3,672,334	2,063,285
Other accumulated gain/(loss)	(8,649)	(1,241,490)	4,493
Total accumulated gains	$133,906,085	$51,784,452	$13,811,441

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and mark-to-market passive foreign investment company (“PFIC”) adjustments.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

At November 30, 2017, the Funds had the following capital losses remaining, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended November 30, 2017.

	Short-Term	Long-Term
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$1,267,130	$—

The Gerstein Fisher Multi-Factor® International Growth Equity Fund utilized $1,175,873 of short-term and long-term capital loss carryover in the fiscal year 2017.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2017, the following table shows the reclassifications made:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
Undistributed net
investment income	$90	$148,141	$370,426
Accumulated net
realized gain (loss)	$(90)	$(148,141)	$(365,864)
	$—	—	$(4,562)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2017. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2017. At November 30, 2017, the fiscal tax years 2014 through 2017 remain open to examination for the Funds in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust, on behalf of the Funds, has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Gerstein Fisher Multi-Factor® Growth Equity Fund, the Gerstein Fisher Multi-Factor® International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund compensate the Advisor for its management services at the annual rate of 0.85%, 0.85% and 0.65%, respectively, of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below at the discretion of the Advisor and the Board of Trustees to the extent necessary to ensure that each Fund’s operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

	Expense
	Limitation Cap	Expiration Date
Gerstein Fisher Multi-Factor®
Growth Equity Fund	0.99%	March 30, 2019
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	1.10%	March 30, 2019
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	1.00%	March 30, 2019

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement; or (2) the Expense Limitation Cap in place at the time of the recoupment; provided, however, that the Advisor shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

		Gerstein Fisher	Gerstein Fisher
	Gerstein Fisher	Multi-Factor®	Multi-Factor®
	Multi-Factor®	International	Global Real
	Growth Equity	Growth Equity	Estate Securities
	Fund	Fund	Fund
November 2018	$87,198	$—	$—
November 2019	$162,722	$27,068	$—
November 2020	$96,324	$35,951	$—
May 2021	$27,339	$—	$—

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the six months ended May 31, 2018, and owed as of May 31, 2018 are as follows:

Administration and Accounting	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$102,064	$38,278
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$100,953	$40,243
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$63,955	$28,937

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Transfer Agency	Incurred(1)	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$30,200	$9,833
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$24,670	$8,270
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$13,970	$5,059

(1)	These amounts do not include sub-transfer agency fees, therefore they do not agree to the amount on the Statements of Operations.

Custody	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$6,272	$0
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$36,232	$9,931
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$21,742	$6,879

The Funds each have a line of credit with US Bank (see Note 8).

The Funds have entered into a securities lending agreement with US Bank (see Note 9).

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is a board member and an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended May 31, 2018, and owed as of May 31, 2018 are as follows:

	Incurred	Owed
Gerstein Fisher Multi-Factor® Growth Equity Fund	$5,002	$1,665
Gerstein Fisher Multi-Factor® International
Growth Equity Fund	$4,930	$1,603
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$5,002	$1,668

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Gerstein Fisher Multi-Factor® Growth Equity Fund

	Period Ended	Year Ended
	May 31, 2018	November 30, 2017
Shares sold	878,629	1,775,688
Shares reinvested	393,269	251,431
Shares redeemed	(2,819,332)	(2,513,833)
Net decrease	(1,547,434)	(486,714)

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

Gerstein Fisher Multi-Factor® International Growth Equity Fund
	Period Ended	Year Ended
	May 31, 2018	November 30, 2017
Shares sold	1,684,488	5,784,386
Shares reinvested	168,822	115,417
Shares redeemed	(2,081,249)	(2,051,594)
Net increase/decrease	(227,939)	3,848,209

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
	Period Ended	Year Ended
	May 31, 2018	November 30, 2017
Shares sold	2,256,933	3,676,411
Shares reinvested	256,721	358,972
Shares redeemed	(1,058,625)	(1,758,359)
Net increase	1,455,029	2,277,024

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the six months ended May 31, 2018, are listed below. The Funds did not have any purchases or sales of long-term U.S. Government securities.

	Purchases	Sales
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$16,597,768	$57,356,853
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$14,411,128	$18,130,690
Gerstein Fisher Multi-Factor®
Global Real Estate Securities Fund	$17,488,344	$3,863,165

(8)	Line of Credit

At May 31, 2018, the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund each had lines of credit in the amount of the lesser of 33.33% of the fair value of unencumbered assets of the Fund or $10,000,000, $10,000,000 and $4,000,000, respectively, which all mature August 10, 2018.  These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest was accrued at the prime rate of 4.25% from December 1, 2017 through December 13, 2017, 4.50% from December 14, 2017 through March 21, 2018, and 4.75% thereafter.  The Gerstein Fisher Multi-Factor® Growth Equity Fund had loans of $688,000 outstanding as of May 31, 2018. There were no loans outstanding for the Gerstein Fisher Multi-Factor®

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

International Growth Equity Fund and the Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund as of May 31, 2018.  The following table provides information regarding usage of the line of credit for the six months ended May 31, 2018.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
Gerstein Fisher
Multi-Factor® Growth
Equity Fund	95	$1,275,074	$15,391	$10,000,000	2/8/2018
Gerstein Fisher
Multi-Factor®
International Growth
Equity Fund	80	$1,441,213	$14,631	$6,486,000	2/15/2018
Gerstein Fisher
Multi-Factor® Global Real
Estate Securities Fund	39	$313,821	$1,530	$626,000	2/27/2018

* Interest expense is included with “Other expenses” on the Statements of Operations.

(9)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

Gerstein Fisher Funds
Notes to Financial Statements (Continued)
May 31, 2018 (Unaudited)

As of May 31, 2018, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities	Value of	% of
	Market Value	Cash Collateral	Net Assets
Gerstein Fisher Multi-Factor®
Growth Equity Fund	$1,463,800	$1,485,340	0.51%
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$7,748,624	$7,968,257	3.37%
Gerstein Fisher Multi-Factor® Global
Real Estate Securities Fund	$1,514,797	$1,562,177	1.05%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Y (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedule of Investments for the Funds include the particular cash collateral holding as of May 31, 2018. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2018, Pershing, LLC, for the benefit of others, held the following percentage of each Fund’s outstanding shares:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real
Growth Equity	Growth Equity	Estate Securities
Fund	Fund	Fund
48.38%	35.98%	42.08%

At May 31, 2018, EGAP & Co., for the benefit of others, held 30.67% of the Gerstein Fisher Multi-Factor® International Growth Equity Fund’s outstanding shares.

Gerstein Fisher Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Gerstein Fisher Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended November 30, 2017 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	0.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	5.85%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended November 30, 2017, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

Gerstein Fisher Multi-Factor® Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® International Growth Equity Fund	100.00%
Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund	41.43%

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has elected to pass through to its shareholders the foreign taxes paid for the year ended November 30, 2017 as follows:

			Foreign
	Foreign	Foreign	Paid Taxes
	Dividend Income	Taxes Paid	per share
Gerstein Fisher Multi-Factor®
International Growth Equity Fund	$4,118,794	$353,163	$0.0236

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3) for the tax year ended November 30, 2017.  The amounts designated as long-term capital gains were as follows:

	Gerstein Fisher	Gerstein Fisher
Gerstein Fisher	Multi-Factor®	Multi-Factor®
Multi-Factor®	International	Global Real
Growth Equity	Growth Equity	Estate Securities
Fund	Fund	Fund
$3,191,563	$—	$966,049

Ordinary Income Dividend and Foreign Tax Credit

The Gerstein Fisher Multi-Factor® International Growth Equity Fund has made an election under Section 853 of the Internal Revenue Code to provide to its shareholders the benefit of foreign tax credits in the per share amount designated below.  Therefore, shareholders who must file a U.S. Federal Income tax return will be entitled to a foreign tax credit or itemized deduction in an amount equal to $0.0199 per share for each share owned on November 30, 2017, in computing their tax liability.  It is generally more advantageous to claim a credit than a deduction.

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-473-1155.

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	30	Professor,	Independent
615 E. Michigan St.		Term; Since		Department	Trustee, USA
Milwaukee, WI 53202		August 22,		of Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette University	(an open-end
				(2004-present);	investment
				Chair, Department	company with
				of Accounting,	three
				Marquette University	portfolios).
(2004–2017)

Gary A. Drska	Trustee	Indefinite	30	Pilot,	Independent
615 E. Michigan St.		Term; Since		Frontier/Midwest	Trustee, USA
Milwaukee, WI 53202		August 22,		Airlines, Inc.	MUTUALS
Year of Birth: 1956		2001		(airline company)	(an open-end
				(1986–present).	investment
company with
three
portfolios).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Jonas B. Siegel	Trustee	Indefinite	30	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee,
Milwaukee, WI 53202		October 23,		Managing Director,	Gottex Trust
Year of Birth: 1943		2009		Chief Administrative	(an open-end
				Officer (“CAO”) and	investment
				Chief Compliance	company with
				Officer (“CCO”),	one portfolio)
				Granite Capital	(2010–2016);
				International Group,	Independent
				L.P. (an investment	Manager,
				management firm)	Ramius IDF
				(1994–2011).	fund complex
(two closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	30	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present);	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief Operating	open-end
Year of Birth: 1962		2001		Officer (2016–	investment
				present); Executive	company
				Vice President,	(2003–2017);
				U.S. Bancorp	USA
				Fund Services,	MUTUALS
				LLC (1994–2017).	(an open-end
investment
company
(2001–2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present)
Principal
Financial
and
Accounting
Officer

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term;		President,
Milwaukee, WI 53202	Officer,	Effective		U.S. Bancorp Fund
Year of Birth: 1985	Vice	July 1,		Services,
	President	2017		LLC (February
	and			2017–present);
	Anti-Money			Vice President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December 2016–
January 2017);
Vice President and
CCO, Heartland
Group, Inc. (May
2016–November
2016); Vice
President, CCO and
Senior Legal Counsel
(May 2016–November
2016), Assistant CCO
and Senior Legal
Counsel (January
2016–April 2016),
Senior Legal and
Compliance Counsel
(2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		May 29, 2015		Bancorp Fund
Year of Birth: 1981				Services, LLC
				(2012–present).	N/A

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		January 22,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Gerstein Fisher Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
		Term of	Number of	Principal	Held by
		Office and	Portfolios	Occupation(s)	Trustee
	Position(s)	Length	in Trust	During the	During the
Name, Address	Held with	of Time	Overseen	Past Five	Past Five
and Year of Birth	the Trust	Served	by Trustee	Years	Years

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-800-473-1155. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 1-800-473-1155 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 800-473-1155 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

 (This Page Intentionally Left Blank.)

GERSTEIN FISHER FUNDS

Investment Advisor	Gerstein Fisher
565 Fifth Avenue, 27th Floor
New York, New York 10017
Gerstein Fisher is a division
of People’s United Advisors, Inc.

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 5, 2014.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  8/2/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  8/2/18

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  8/2/18

* Print the name and title of each signing officer under his or her signature.